Statement of cash flows - CAD ($)	12 Months Ended
	Jan. 31, 2018	Jan. 31, 2017	Jan. 31, 2016
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss and comprehensive loss for the year	$ (400,029)	$ (2,438,331)	$ (683,137)
Items not affecting cash
Depreciation	3,596	4,399	5,364
Option based payments	66,419	2,079,010	204,914
Changes in non-cash working capital items:
(Increase)/decrease in receivables	(619)	2,039	(457)
(Increase)/decrease in prepaids and deposits	(30,244)	2,869	(10,581)
Increase/(decrease) in accounts payable and accrued liabilities	(9,287)	8,069	(19,767)
Increase/(decrease) in amounts owing to related parties	(8,861)	3,054	(1,480)
Net cash used in operating activities	(379,025)	(338,891)	(505,144)
CASH FLOWS FROM FINANCING ACTIVITIES
Issuance of Share Capital	955,801	581,000	555,600
Net cash provided by financing activities	955,801	581,000	555,600
CASH FLOWS FROM INVESTING ACTIVITIES
Mineral property interests and Exploration and evaluation costs (net of recovery)	(52,147)	(242,672)	(239,214)
Purchase of equipment, vehicles or furniture	(3,469)	0	(3,990)
Net cash used in investing activities	(55,616)	(242,672)	(243,204)
Net increase (decrease) in cash and cash equivalents	521,160	(563)	(192,748)
Cash and cash equivalents at beginning of period	175,235	175,798	368,546
Cash and cash equivalents at end of period	$ 696,395	$ 175,235	$ 175,798